Share-Based Incentive compensation Plans (Detail) (USD $)	3 Months Ended		12 Months Ended						3 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014		Aug. 31, 2013		Aug. 31, 2012		Feb. 28, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted	0	0
Share-based incentive compensation			$ 7,902,000		$ 3,304,000		$ 4,658,000
Dividend yield			0.00%	[1]	0.00%	[1]	3.00%	[2]
Expected volatility			31.00%	[1]	35.00%	[1]	43.00%	[2]
Risk-free interest rate			1.03%	[1]	0.77%	[1]	0.42%	[2]
Correlation			53.00%	[1]	56.00%	[1]	61.00%	[2]
Stock options outstanding			5,001		19,002
Stock options exercised			(12,167)
Stock options forfeited and expired			(1,834)
Stock options exercisable			5,001
Stock options outstanding, weighted average exercise price			$ 19.29		$ 19.13
Stock options exercised, weighted average exercise price			$ 19.06
Stock options forfeited and expired, weighted average exercise price			$ 19.16
Stock options exercisable, weighted average exercise price			$ 19.29
Stock options outstanding and exercisable, intrinsic value			100,000
Remaining term for stock options outstanding and exercisable			1 year
Stock options exercised, intrinsic value			200,000		600,000		400,000
Total unrecognized compensation cost of nonvested stock-based compensation arrangements			11,600,000
Total unrecognized compensation costs of nonvested stock-based compensation arrangements, recognition period			1 year 3 months 15 days
Employee stock purchase plan, percent of fair market value			85.00%
Employee stock purchase plan, discount rate			15.00%
Time Based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			42,138
Awards outstanding			156,092		133,359
Vested			(19,405)
Forfeited			0
Awards outstanding, weighted average fair market value			$ 28.14		$ 25.20
Awards granted, weighted average fair market value			$ 34.42		$ 29.18		$ 22.64
Awards vested, weighted average fair market value			$ 21.63
Awards forfeited, weighted average fair market value			$ 0.00
Performance Based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			315,941
Awards outstanding			1,101,437		1,081,585
Vested			(30,366)
Forfeited			(265,723)
Awards outstanding, weighted average fair market value			$ 25.93		$ 20.41
Awards granted, weighted average fair market value			$ 34.42		$ 29.08		$ 17.71
Awards vested, weighted average fair market value			$ 11.62
Awards forfeited, weighted average fair market value			$ 15.21
Cash Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash-based awards and Cash-settled restricted stock units, cash payments			0		200,000		300,000
Non Employee Director Unrestricted Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted			23,150		27,860
Time Based And Performance Based Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based incentive compensation	1,300,000	1,300,000	7,105,000		2,454,000		3,813,000
Board Of Directors Unrestricted Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based incentive compensation			797,000		850,000		845,000
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected equity compensation cost due to accelerated vesting									$ 5,800,000
Earn Dividends [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding			485,065
Monte Carlo Simulation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding			441,282
Fair Value Based On Closing Price Of Common Stock On Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding			660,155
2006 Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			524,749
2010 Rewards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			22,949

[1]	Assumptions as of August 31 for the respective years related to liability classified awards
[2]	Weighted average grant date assumptions related to equity classified awards